Revenues and segmented information	12 Months Ended
Jun. 30, 2018
Operating Segments [Abstract]
Revenues and segmented information

Revenues and segmented information
The Company operates production entities and offices throughout Canada, the United States and Europe. In evaluating performance, the Chief Operating Decision Maker ("CODM") does not distinguish or group its production, distribution and merchandising operations ("Content Business") on a geographic basis. The Company has determined that it has three reportable segments being the Content Business, CPLG, which manages copyrights, licensing and brands for third parties and DHX Television.

	Year ended June 30, 2018
	CPLG	DHX Television	Content	Consolidated
	$	$	$	$

Revenues	13,034	55,014	366,368	434,416
Direct production costs and expense of film and television produced, and selling, general and administrative	15,285	33,459	257,891	306,635

Segment profit	(2,251)	21,555	108,477	127,781

Corporate selling, general and administrative				23,809
Amortization of property and equipment and intangible assets				24,174
Finance expense, net				46,558
Amortization of acquired and library content				15,916
Write-down of investment in film and television programs and acquired and library content, and impairment intangible assets				12,027
Development, integration and other				10,554

Loss before income taxes				(5,257)

	Year ended June 30, 2017
	CPLG	DHX Television	Content	Consolidated
	$	$	$	$

Revenues	18,814	57,384	222,514	298,712
Direct production costs and expense of film and television produced, and selling, general and administrative	16,589	35,276	140,132	191,997

Segment profit	2,225	22,108	82,382	106,715

Corporate selling, general and administrative				25,248
Amortization of property and equipment and intangible assets				17,565
Finance expense, net				40,454
Amortization of acquired and library content				10,541
Write-down of acquired and library content				1,540
Acquisition costs				9,695
Development, integration and other				3,435

Loss before income taxes				(1,763)
For the year ended June 30, 2018, write-down of investment in film and television programs and acquired and library content included $2,787 and $9,240 related to DHX Television and Content segments, respectively (2017 - $nil and $1,540, respectively).

As at June 30, 2018, $nil, $33,224, and $207,582 of goodwill was allocated to CPLG, DHX Television and Content Business, respectively (2017 - $nil, $33,224, and $207,310, respectively).

The following table presents further components of revenue derived from the following areas:

	June 30, 2018	June 30, 2017
	$	$

Content
Production revenue	19,793	36,877
Distribution revenue	124,094	100,408
Merchandising and licensing and other revenue	144,712	26,253
Producer and service fee revenue	77,769	58,976

	366,368	222,514

DHX Television
Subscriber revenue	51,102	53,240
Promotion and advertising revenue	3,912	4,144

	55,014	57,384

CPLG
Third party brand representation revenue	13,034	18,814

	434,416	298,712

Of the Company’s $434,416 in revenues for the year ended June 30, 2018, (2017 - $298,712), $168,038 was attributable to the Company’s entities based in Canada (2017 - $173,427), $144,940 (2017 - $1,089) was attributable to the Company’s entities based in the USA $109,024 (2017 - $108,849) was attributable to the Companies entities based in the UK and $12,414 (2017 - $15,347) was attributable to entities based outside of Canada, the USA and the UK.

As at June 30, 2018, the following non-current assets were attributable to the Company’s entities based in the USA: $67 of property and equipment, $423,485 of intangible assets, and $26,399 of goodwill (2017 - $125, $422,170, and $26,742, respectively). As at June 30, 2018, the following non-current assets were attributable to the Company’s entities based outside of Canada and the USA: $1,872 of property and equipment, $30,332 of intangible assets and $5,334 of goodwill (2017 - $2,091, $55,956, and $3,771 respectively). All other non-current assets were attributable to the Company’s entities based in Canada.